Risk management	12 Months Ended
Dec. 31, 2022
Disclosure of risk management [Abstract]
Risk Management
4. RISK MANAGEMENT
The Group is exposed to various risks that may arise from its operating activities and the main types of risks are credit risk, market risk, liquidity risk and etc. The Risk Management Department analyze and assess the level of complex risks in order to manage the risks and the risk management standards such as policies, regulations, management systems and decision-making have been established and operated for sound management of the Group.
The risk management organization is operated by Risk Management Committee, Chief Risk Officer(CRO), and Risk Management Department. The Board of Directors operates a Risk Management Committee comprised of outside directors for professional risk management. The Risk Management Committee plays a role as the top decision-making body in risk management by establishing basic policies for risk management that are in line with the Group’s management strategy and determining the risk level that the Group is willing to take.
The Chief Risk Officer (CRO) assists the Risk Management Committee and operates a Group Risk Management Council comprised of risk management managers of subsidiaries to periodically check and improve the risk burden of external environments and the Group. The risk management department is independent and is in charge of risk management of the Group. It also supports reporting and decision-making of key risk-related issues.
(1) Credit risk
Credit risk represents the possibility of financial losses incurred due to the refusal of the transaction or when the counterparty fails to fulfill its contractual obligations. The goal of credit risk management is to maintain the Group’s credit risk exposure to a permissible degree and to optimize its rate of return considering such credit risk.
1) Credit risk management
To measure credit risk, the Group considers the probability of failure in performing the obligation of its counterparties, credit exposure to the counterparty, the related default risk and the rate of default loss. The Group uses the credit rating model to assess the possibility of counterparty’s default risk; and when assessing the obligor’s credit rating, other than quantitative methods utilizing financial statements and others, and assessor’s judgement, the Group utilizes credit rating derived using statistical methods.
In order to manage credit risk limit, the Group establishes the appropriate credit line per obligor, company or industry by monitoring obligor’s credit line, total exposures and loan portfolios when approving the loan.
The Group mitigates credit risk resulting from the obligor’s credit condition by using financial and physical collateral, guarantees, netting agreements and purchase of credit derivatives that have low correlation with the obligor’s credit status. The Group has adopted the entrapment method to mitigate its credit risk. Credit risk mitigation is reflected in qualifying financial collateral, trade receivables, guarantees, residential and commercial real estate and other collaterals. The Group regularly performs a revaluation of collateral reflecting such credit risk mitigation.

2) Measurement of expected credit loss
IFRS 9 requires entities to measure loss allowance equal to
12-month
expected credit losses or lifetime expected credit losses after classifying financial assets into one of the three stages, depends on the degree of increase in credit risk since their initial recognition.

Classification	Stage 1	Stage 2	Stage 3
Definition	No significant increase in credit risk after initial recognition(*)	Significant increase in credit risk after initial recognition	Credit-impaired
Loss allowance	12-month expected credit losses:	Lifetime expected credit losses:
	Expected credit losses that result from those default events on the financial instrument that are possible within 12 months after the reporting date	Expected credit losses that result from all possible default events over the life of the financial instrument

(*)	If the financial instrument has low credit risk at the end of the reporting period, the Group may assume that the credit risk has not increased significantly since initial recognition.
Loss allowance under credit impairment model is measured as the cumulative change in lifetime expected credit loss since initial recognition.
At the end of each reporting period the Group assesses whether credit risk has significantly been increased since the date of initial recognition. The Group assesses whether the credit risk has increased significantly since initial recognition by using credit rating, asset quality level, early warning system, days past due and others. For financial assets whose contractual cash flows have been modified, the Group assesses whether there is a significant increase in credit risk on the same basis.
The Group performs the below assessment to both corporate and retail exposures, and indicators of significant increase in credit risk are as follows:

Corporate Exposures	Retail Exposures
Asset quality level ‘Precautionary’ or lower	Asset quality level ‘Precautionary’ or lower
More than 30 days past due	More than 30 days past due
‘Warning’ level in early warning system	Significant decrease in credit rating(*)
Debtor experiencing financial difficulties (Capital impairment, Adverse opinion or Disclaimer of opinion by external auditors)	Deferment of repayment of principal and interest
Significant decrease in credit rating (*)	Deferment of interest
Deferment of repayment of principal and interest
Deferment of interest

(*)	The Group has applied the below indicators of significant decrease in credit rating since initial recognition as follows, and the estimation method is regularly being monitored.

	Credit rating	Significant increased indicator of the credit rating
Corporate	AAA ~ A+	More than or equal to 4 steps
	A- ~ BBB	More than or equal to 3 steps
	BBB- ~ BB+	More than or equal to 2 steps
	BB ~ BB-	More than or equal to 1 step
Retail	1 ~ 3	More than or equal to 3 steps
	4 ~ 5	More than or equal to 2 steps
	6 ~ 10	More than or equal to 1 step

The Group determined that there is no significant increase in credit risk after initial recognition for debt securities, etc. with a credit rating of A + or higher, which are deemed to have low credit risk at the end of the reporting period.
The Group concludes that credit is impaired when financial assets are under conditions stated below:

•	When principal and interest of loan is overdue for 90 days or longer due to significant deterioration in credit

•	For loans overdue for less than 90 days, when it is determined that not even a portion of the loan will be recovered unless claim actions such as disposal of collaterals are taken

•	When other objective indicators of impairment have been noted for the financial asset.
The Group has estimated the allowance for credit losses using an estimation model that additionally reflects the future economic forward information based on the past experience loss rate data.
Loss allowance is calculated by applying PD (default rate) and LGD (loss rate on default) estimated for each financial asset in consideration of factors such as obligor type, credit rating and portfolio. The estimates are regularly being reviewed in order to reduce discrepancies with actual losses.
In measuring the expected credit losses, the Group is also using reasonable and supportable macroeconomic indicators such as GDP growth rate, Personal consumption expenditures price index rate, consumer price index change rate in order to forecast future economic conditions.
The Group is conducting the following procedures to estimate and apply future economic forecast information.

•	Development of estimation models through regression analysis of corporate retail/year-by-year default rate and macroeconomic indicator data by year

•
Calculation of estimated default rate incorporating future economic forecasts by applying estimated macroeconomic indicators provided by verified institutions such as Bank of Korea and National Assembly Budget Office to the estimation model developed

•	Forecast of macroeconomic variables
a) Probability weight
As of December 31, 2022, the probability weights applied to the scenarios of the forecasts of macroeconomic variables is as follows (Unit: %):

	Basic Scenario	Upside Scenario	Downside Scenario
Probability weight	52.57	12.52	34.91
b) Economic forecast of each major macroeconomic variables by scenario (prospect period: 2023)
As of December 31, 2022, the forecasts of major macroeconomic variables by scenario is as follows (Unit:     %)

	Basic Scenario	Upside Scenario	Downside Scenario
GDP growth rate	1.70	1.89	1.36
Personal consumption expenditures price index rate	2.70	3.11	1.97
Consumer price index change rate	3.60	3.39	3.97

The results of Woori Bank’s sensitivity analysis on expected credit loss provisions due to changes in macroeconomic indicators as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

			December 31, 2021
Corporate	GDP growth rate	Increase by 1% point	(68,140)
		Decrease by 1% point	74,495
	Personal consumption expenditures price index rate	Increase by 1% point	(40,654)
		Decrease by 1% point	43,028

Retail	GDP growth rate	Increase by 1% point	(8,798)
		Decrease by 1% point	9,163
	Consumer price index change rate	Increase by 1% point	(29,469)
		Decrease by 1% point	34,352

			December 31, 2022
Corporate	Personal consumption expenditures price index rate	Increase by 1% point	(59,987)
		Decrease by 1% point	68,036

Retail	Consumer price index change rate	Increase by 1% point	(24,164)
		Decrease by 1% point	28,042

(*)	The sensitivity of the effect of the GDP growth rate on banks’ ECLs is not significant.

•
The increase rate between the measured default rate and the predicted default rate is used as a future economic forecast adjustment coefficient and reflected to the applicable estimate for the current year.

3) Maximum exposure
The Group’s maximum exposure to credit risk shows the uncertainties related to the maximum possible variation of financial assets’ net value as a result of changes in the specific risk factors, prior to the consideration of collaterals that are recorded at net carrying amount after allowances and other credit enhancements. However, the maximum exposure is the fair value amount (recorded on the books) for derivatives, maximum contractual obligation for payment guarantees and unused amount of commitments for loan commitment.

The maximum exposure to credit risk as of December 31, 2021 and 2022 is as follows (Unit: Korean Won in millions):

		December 31, 2021	December 31, 2022
Loans and other financial assets at amortized cost (*1)	Korean treasury and government agencies	2,207,893	2,877,685
	Banks	24,412,685	21,571,097
	Corporates	131,027,256	143,507,852
	Consumers	191,237,783	187,804,095

	Sub-total	348,885,617	355,760,729

Financial assets at FVTPL (*2)	Deposits	65,072	34,995
	Debt securities	2,743,239	4,270,532
	Loans	667,467	899,228
	Derivative assets	4,803,131	8,206,181
	Others	1,518	1,505

	Sub-total	8,280,427	13,412,441

Financial assets at FVTOCI	Debt securities	38,126,977	32,145,758
Securities at amortized cost	Debt securities	17,086,274	28,268,516
Derivative assets	Derivative assets (Designated for hedging)	106,764	37,786
Off-balance accounts	Payment guarantees (*3)	12,987,809	11,921,586
	Loan commitments	114,414,462	118,172,070

	Sub-total	127,402,271	130,093,656

	Total	539,888,330	559,718,886

(*1)	Cash and cash equivalents are not included.
(*2)	Puttable financial instruments are not included.
(*3)	As of December 31, 2021 and 2022, the financial guarantee amount of 3,960,383 million W on and 3,095,091 million W on are included, respectively.
a) Credit risk exposure by geographical areas
The following tables analyze credit risk exposure by geographical areas (Unit: Korean Won in millions):

	December 31, 2021
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	325,947,526	5,620,622	3,742,331	212,821	635,939	12,726,378	348,885,617
Securities at amortized cost	16,785,265	92,880	27,018	—	—	181,111	17,086,274
Financial assets at FVTPL	6,150,464	1,330	1,188,358	195,048	61,315	683,912	8,280,427
Financial assets at FVTOCI	34,242,133	808,359	1,713,435	1,755	23,193	1,338,102	38,126,977
Derivative assets (Designated for hedging)	11,678	—	95,086	—	—	—	106,764
Off-balance accounts	123,375,839	1,001,430	375,929	31,116	32,402	2,585,555	127,402,271

Total	506,512,905	7,524,621	7,142,157	440,740	752,849	17,515,058	539,888,330

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.

	December 31, 2022
	Korea	China	USA	UK	Japan	Others (*)	Total
Loans and other financial assets at amortized cost	331,572,328	5,188,826	4,721,440	215,174	719,301	13,343,660	355,760,729
Securities at amortized cost	26,883,967	642,089	421,248	16,658	—	304,554	28,268,516
Financial assets at FVTPL	9,272,673	2,607	2,210,580	318,322	168,013	1,440,246	13,412,441
Financial assets at FVTOCI	27,780,323	806,320	2,297,076	1,726	41,421	1,218,892	32,145,758
Derivative assets (Designated for hedging)	37,786	—	—	—	—	—	37,786
Off-balance accounts	126,531,020	981,139	380,209	25,644	16,987	2,158,657	130,093,656

Total	522,078,097	7,620,981	10,030,553	577,524	945,722	18,466,009	559,718,886

(*)	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.
b) Credit risk exposure by industries
① The following tables analyze credit risk exposure by industries, which are service, manufacturing, finance and insurance, construction, individuals and others in accordance with the Korea Standard Industrial Classification Code as of December 31, 2021 and 2022 (Unit: Korean Won in millions):

	December 31, 2021
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	67,895,018	37,679,784	32,493,347	4,303,491	185,972,844	20,541,133	348,885,617
Securities at amortized cost	479,291	—	7,061,770	250,607	—	9,294,606	17,086,274
Financial assets at FVTPL	115,346	146,277	6,646,922	13,623	1,836	1,356,423	8,280,427
Financial assets at FVTOCI	376,998	258,866	29,444,989	131,967	—	7,914,157	38,126,977
Derivative assets (Designated for hedging)	—	—	79,369	27,395	—	—	106,764
Off-balance accounts	18,565,570	18,994,662	11,763,667	3,900,766	67,966,826	6,210,780	127,402,271

Total	87,432,223	57,079,589	87,490,064	8,627,849	253,941,506	45,317,099	539,888,330

	December 31, 2022
	Service	Manufacturing	Finance and insurance	Construction	Individuals	Others	Total
Loans and other financial assets at amortized cost	78,173,716	37,013,486	31,485,795	5,613,480	183,167,572	20,306,680	355,760,729
Securities at amortized cost	239,141	—	16,198,175	199,924	—	11,631,276	28,268,516
Financial assets at FVTPL	200,678	184,019	9,776,234	51,244	1,167	3,199,099	13,412,441
Financial assets at FVTOCI	417,877	231,132	22,249,839	48,225	—	9,198,685	32,145,758
Derivative assets (Designated for hedging)	—	—	37,786	—	—	—	37,786
Off-balance accounts	18,661,383	22,492,863	10,523,731	3,143,673	69,404,456	5,867,550	130,093,656

Total	97,692,795	59,921,500	90,271,560	9,056,546	252,573,195	50,203,290	559,718,886

② The detailed industries of financial assets and corporate loans that might get affected by the spread of
COVID-19
as of December 31, 2021 and 2022 are as follow and the industries that can be affected may change by future economic conditions (Unit: Korean Won in millions):
< Woori Bank >

			December 31, 2021
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	754,850	274	—
		General wholesale business	809,893	221	—
		Sub-total	1,564,743	495	—
		Accommodation business	1,441,185	625	23,840
		Travel business	53,302	—	—
		Art/sports, leisure service	600,746	503	—
		Food business	1,279,128	216	—
		Transportation business	404,120	77	—
		Others	1,050,229	599	—
		Sub-total	6,393,453	2,515	23,840
Manufacturing		Textile	2,626,493	724	10,718
		Metal	199,877	10	—
		Non-metal	148,471	24	—
		Chemical	904,563	1,994	—
		Electronics	103,510	31	—
		Others	191,865	—	—
		Sub-total	4,174,779	2,783	10,718

Total			10,568,232	5,298	34,558

			December 31, 2021
			Off-balance accounts	Total
Service business	Distribution business	General retail business	299,064	1,054,188
		General wholesale business	237,678	1,047,792
		Sub-total	536,742	2,101,980
		Accommodation business	181,563	1,647,213
		Travel business	12,455	65,757
		Art/sports, leisure service	63,660	664,909
		Food business	179,799	1,459,143
		Transportation business	167,883	572,080
		Others	191,837	1,242,665
		Sub-total	1,333,939	7,753,747
Manufacturing		Textile	1,012,989	3,650,924
		Metal	9,704	209,591
		Non-metal	48,171	196,666
		Chemical	689,895	1,596,452
		Electronics	33,389	136,930
		Others	87,587	279,452
		Sub-total	1,881,735	6,070,015

Total			3,215,674	13,823,762

			December 31, 2022
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	1,157,537	824	6,296
		General wholesale business	1,801,361	1,659	—
		Sub-total	2,958,898	2,483	6,296
		Accommodation business	1,434,456	2,228	24,121
		Travel business	48,655	—	—
		Art/sports, leisure service	1,780,739	1,012	—
		Food business	1,520,098	426	—
		Transportation business	357,940	181	—
		Education Business	425,779	169	—
		Others	1,560,457	773	—
		Sub-total	10,087,022	7,272	30,417
Manufacturing		Textile	2,361,092	767	8,898
		Metal	1,579,004	191	—
		Non-metal	796,671	1,529	7,629
		Chemical	3,649,189	158	—
		Electronics	1,409,475	58	—
		Others	3,280,434	1,287	11,452
		Sub-total	13,075,865	3,990	27,979

Total			23,162,887	11,262	58,396

			December 31, 2022
			Off-balance accounts	Total
Service business	Distribution business	General retail business	496,830	1,661,487
		General wholesale business	533,368	2,336,388
		Sub-total	1,030,198	3,997,875
		Accommodation business	161,573	1,622,378
		Travel business	16,369	65,024
		Art/sports, leisure service	104,065	1,885,816
		Food business	179,977	1,700,501
		Transportation business	248,801	606,922
		Education Business	40,891	466,839
		Others	301,343	1,862,573
		Sub-total	2,083,217	12,207,928
Manufacturing		Textile	1,076,002	3,446,759
		Metal	1,225,601	2,804,796
		Non-metal	381,014	1,186,843
		Chemical	3,627,183	7,276,530
		Electronics	1,202,758	2,612,291
		Others	2,530,964	5,824,137
		Sub-total	10,043,522	23,151,356

Total			12,126,739	35,359,284

< Woori Card Co., Ltd. >

	December 31, 2021
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	2,341	—	—	11,472	13,813
Travel business	3,334	—	—	20,056	23,390
Aviation	983	—	—	4,025	5,008
Cosmetics industry	3,187	—	—	10,692	13,879
Distribution business	7,582	—	—	38,741	46,323
Food industry	30,267	—	—	122,793	153,060
Art/sports, leisure service	8,336	—	—	44,286	52,622

Total	56,030	—	—	252,065	308,095

	December 31, 2022
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	5,562	—	—	9,762	15,324
Travel business	7,927	—	—	15,182	23,109
Aviation	1,072	—	—	3,760	4,832
Cosmetics industry	11,364	—	—	9,766	21,130
Distribution business	30,904	—	—	36,190	67,094
Food industry	134,006	—	—	115,695	249,701
Art/sports, leisure service	24,614	—	—	41,003	65,617

Total	215,449	—	—	231,358	446,807

<Woori Financial Capital Co., Ltd.>

			December 31, 2021
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	77,841	—	—
		General wholesale business	292,832	—	—
		Sub-total	370,673	—	—
		Accommodation business	7,338	—	—
		Travel business	57	—	—
		Art/sports, leisure service	8,544	—	—
		Food business	125,075	—	—
		Transportation business	598,972	—	—
		Education business	22,118	—	—
		Others	102,787	—	—
		Sub-total	1,235,564	—	—
Manufacturing		Textile	727	—	—
		Metal	2,824	—	—
		Non-metal	698	—	—
		Chemical	172	—	—
		Transportation	438	—	—
		Electronics	3,993	—	—
		Cosmetics	685	—	—
		Others	108,540	—	—
		Sub-total	118,077	—	—
Total COVID-19 vulnerable business			1,353,641	—	—
Other business		Others	6,489,394	28,222	—

Total			7,843,035	28,222	—

			December 31, 2021
			Off-balance accounts	Total
Service business	Distribution business	General retail business	—	77,841
		General wholesale business	—	292,832
		Sub-total	—	370,673
		Accommodation business	—	7,338
		Travel business	—	57
		Art/sports, leisure service	—	8,544
		Food business	—	125,075
		Transportation business	—	598,972
		Education business	—	22,118
		Others	140,549	243,336
		Sub-total	140,549	1,376,113
Manufacturing		Textile	—	727
		Metal	—	2,824
		Non-metal	—	698
		Chemical	—	172
		Transportation	—	438
		Electronics	—	3,993
		Cosmetics	—	685
		Others	13,432	121,972
		Sub-total	13,432	131,509
Total COVID-19 vulnerable business			153,981	1,507,622
Other business		Others	812,597	7,330,213

Total			966,578	8,837,835

			December 31, 2022
			Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI
Service business	Distribution business	General retail business	363,655	—	—
		General wholesale business	266,515	—	—
		Sub-total	630,170	—	—
		Accommodation business	40,237	—	—
		Travel business	5,880	—	—
		Art/sports, leisure service	66,388	—	—
		Food business	228,254	—	—
		Transportation business	367,311	—	—
		Education business	52,652	—	—
		Others	1,997,073	—	—
		Sub-total	3,387,965	—	—
Manufacturing		Textile	15,204	—	—
		Metal	25,274	—	—
		Non-metal	4,067	—	—
		Chemical	14,071	—	—
		Transportation	2,867	—	—
		Electronics	28,202	—	—
		Cosmetics	1,192	—	—
		Others	235,972	—	—
		Sub-total	326,849	—	—
Total COVID-19 vulnerable business			3,714,814	—	—
Other business		Others	5,337,618	21,652	—

Total			9,052,432	21,652	—

			December 31, 2022
			Off-balance accounts	Total
Service business	Distribution business	General retail business	—	363,655
		General wholesale business	—	266,515
		Sub-total	—	630,170
		Accommodation business	—	40,237
		Travel business	—	5,880
		Art/sports, leisure service	—	66,388
		Food business	—	228,254
		Transportation business	—	367,311
		Education business	—	52,652
		Others	206,191	2,203,264
		Sub-total	206,191	3,594,156
Manufacturing		Textile	—	15,204
		Metal	—	25,274
		Non-metal	—	4,067
		Chemical	—	14,071
		Transportation	—	2,867
		Electronics	—	28,202
		Cosmetics	—	1,192
		Others	19,892	255,864
		Sub-total	19,892	346,741
Total COVID-19 vulnerable business			226,083	3,940,897
Other business		Others	347,025	5,706,295

Total			573,108	9,647,192

< Woori Investment Bank Co., Ltd. >

	December 31, 2021
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	57,142	—	—	—	57,142
Distribution business	12,885	—	—	—	12,885
Art/sports, leisure service	31,772	—	—	—	31,772
Total	101,799	—	—	—	101,799

	December 31, 2022
	Loans and other financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVTOCI	Off-balance accounts	Total
Accommodation business	19,323	—	—	—	19,323
Distribution business	10,084	19,774	—	—	29,858
Art/sports, leisure service	59,160	—	—	—	59,160
Total	88,567	19,774	—	—	108,341
4) Credit risk exposure
a) Financial assets
The maximum exposure to credit risk by asset quality, except for financial assets at FVTPL and derivative asset (designated for hedging) as of December 31, 2021 and 2022 is as follows (Unit: Korean Won in millions):

	December 31, 2021
	Stage 1		Stage 2		Stage 3	Total	Loss allowance	Total, net
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Loans and other financial assets at amortized cost	303,317,270	22,734,430	13,270,491	10,190,307	1,332,644	350,845,142	(1,959,525)	348,885,617
Korean treasury and government agencies	2,211,798	9	9	—	—	2,211,816	(3,923)	2,207,893
Banks	23,865,911	492,447	46,373	—	23,509	24,428,240	(15,555)	24,412,685
Corporates	108,917,062	15,952,017	2,698,907	3,963,782	658,923	132,190,691	(1,163,435)	131,027,256
General business	68,767,641	9,010,115	1,886,740	2,597,136	438,537	82,700,169	(785,908)	81,914,261
Small- and medium-sized enterprise	33,306,787	6,459,338	790,750	1,353,313	156,440	42,066,628	(322,635)	41,743,993
Project financing and others	6,842,634	482,564	21,417	13,333	63,946	7,423,894	(54,892)	7,369,002
Consumers	168,322,499	6,289,957	10,525,202	6,226,525	650,212	192,014,395	(776,612)	191,237,783
Securities at amortized cost	17,091,509	—	—	—	—	17,091,509	(5,235)	17,086,274
Financial assets at FVTOCI (*3)	37,917,922	209,055	—	—	—	38,126,977	(12,146)	38,126,977

Total	358,326,701	22,943,485	13,270,491	10,190,307	1,332,644	406,063,628	(1,976,906)	404,098,868

	December 31, 2021
	Collateral value
	Stage1	Stage2	Stage3	Total
Loans and other financial assets at amortized cost	208,188,057	18,098,940	643,183	226,930,180
Korean treasury and government agencies	20,679	—	—	20,679
Banks	1,287,055	—	—	1,287,055
Corporates	74,403,502	4,796,510	351,837	79,551,849
General business	40,288,663	3,120,790	220,792	43,630,245
Small- and medium-sized enterprise	30,852,567	1,675,720	80,830	32,609,117
Project financing and others	3,262,272	—	50,215	3,312,487
Consumers	132,476,821	13,302,430	291,346	146,070,597
Securities at amortized cost	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—

Total	208,188,057	18,098,940	643,183	226,930,180

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.

	December 31, 2022
	Stage 1		Stage 2
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Stage 3	Credit impairment model	Total	Loss allowance	Total, net
Loans and other financial assets at amortized cost	308,498,799	23,391,187	13,061,081	11,533,632	1,447,967	313,717	358,246,383	(2,485,654)	355,760,729
Korean treasury and government agencies	2,879,057	39	—	—	—	—	2,879,096	(1,411)	2,877,685
Banks	21,182,445	393,181	2,125	—	18,053	—	21,595,804	(24,707)	21,571,097
Corporates	120,407,588	16,680,863	2,556,885	4,429,148	637,187	313,717	145,025,388	(1,517,536)	143,507,852
General business	74,939,770	9,291,691	1,754,620	3,083,232	421,659	—	89,490,972	(1,016,039)	88,474,933
Small- and medium-sized enterprise	34,965,279	6,751,297	754,668	1,257,741	173,818	—	43,902,803	(400,328)	43,502,475
Project financing and others	10,502,539	637,875	47,597	88,175	41,710	313,717	11,631,613	(101,169)	11,530,444
Consumers	164,029,709	6,317,104	10,502,071	7,104,484	792,727	—	188,746,095	(942,000)	187,804,095
Securities at amortized cost	28,276,901	—	—	—	—	—	28,276,901	(8,385)	28,268,516
Financial assets at FVTOCI (*3)	31,914,193	231,565	—	—	—	—	32,145,758	(11,805)	32,145,758

Total	368,689,893	23,622,752	13,061,081	11,533,632	1,447,967	313,717	418,669,042	(2,505,844)	416,175,003

	December 31, 2022
	Collateral value
	Stage1	Stage2	Stage3	Credit impairment model	Total
Loans and other financial assets at amortized cost	213,228,740	19,354,919	607,614	313,717	233,504,990
Korean treasury and government agencies	24,276	—	—	—	24,276
Banks	1,858,595	—	—	—	1,858,595
Corporates	82,314,488	4,982,087	316,085	313,717	87,926,377
General business	44,465,799	3,390,139	194,597	—	48,050,535
Small- and medium-sized enterprise	32,503,289	1,537,173	84,798	—	34,125,260
Project financing and others	5,345,400	54,775	36,690	313,717	5,750,582
Consumers	129,031,381	14,372,832	291,528	—	143,695,742
Securities at amortized cost	—	—	—	—	—
Financial assets at FVTOCI (*3)	—	—	—	—	—

Total	213,228,740	19,354,919	607,614	313,717	233,504,990

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
(*3)	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.
b) Payment Guarantees and commitments
The credit quality of the payment guarantees and loan commitments as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment Guarantees	11,560,908	1,037,142	47,549	275,166	67,044	12,987,809
Loan Commitments	107,916,434	3,591,413	2,072,348	832,173	2,094	114,414,462

Total	119,477,342	4,628,555	2,119,897	1,107,339	69,138	127,402,271

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

	December 31, 2022
Financial assets	Stage 1		Stage 2		Stage3	Total
	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)	Above appropriate credit rating (*1)	Less than a limited credit rating (*2)
Off-balance accounts:
Payment Guarantees	10,790,470	846,997	25,826	245,061	13,232	11,921,586
Loan Commitments	113,169,542	2,610,173	1,638,982	753,139	234	118,172,070

Total	123,960,012	3,457,170	1,664,808	998,200	13,466	130,093,656

(*1)	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
(*2)	Credit grade of corporate are BBB- ~ C, and consumers are grades 7 ~ 10.

5)	Collateral and other credit enhancements
For the years ended December 31, 2021 and 2022, there have been no significant changes in the value of collateral or other credit enhancements held by the Group and there have been no significant changes in collateral or other credit enhancements due to changes in the collateral policy of the Group.
6) Among financial assets that measured loss allowance at lifetime expected credit losses, amortized costs before changes in contractual cash flows as of December 31, 2021 and 2022 are 145,594 million
W
on and 149,511 million
W
on, respectively, with net losses recognized along with the changes 11,734 million
W
on and 8,474 million Won
,
respectively.
7) The Group determines which loan is subject to
write-off
in accordance with internal guidelines and writes off loan receivables when it is determined that the loans are practically irrecoverable. For example, loans are practically irrecoverable when application is made for rehabilitation under the Debtor Rehabilitation and Bankruptcy Act and loans are confirmed as irrecoverable by the court’s decision to waive debtor’s obligation, or when it is impossible to recover the loan amount through legal means such as auctioning of debtor’s assets or through any other means of recovery available.
As the Group manages receivables that have not lost the right of claim to the debtor for the grounds of incomplete statute limitation and uncollected receivables under the related laws as receivable charge-offs, the balance as of December 31, 2021 and 2022 are 10,107,413 million
W
on and 9,825,284 million
W
on. In addition, the contractual
non-recoverable
amount of financial assets amortized for the year ended December 31, 2022, but still in the process of recovery is 1,382,281 million
W
on.
(2) Market risk
Market risk is the possible risk of loss arising from trading position and non-trading
position as a result of the volatility of market factors such as interest rates, stock prices and foreign exchange rates.
1) Market risk management
Market risk management refers to the process of making and implementing decisions for the avoidance, acceptance or mitigation of risks by identifying the underlying source of the risks, measuring its level, and evaluating the appropriateness of the level of accepted market risks for both trading and non-trading
activities.
a) Trading activities
The Group uses the standard method and the internally developed model (the Bank) in measuring market risk for trading positions, and allocates market risk capital through the Risk Management Committee. Risk management departments of the Group and its subsidiaries manage limits in detail including those on risk and loss with their management result regularly reported to the Risk Management Committee.
Woori Bank, a subsidiary of the Group, uses the internal model approved by the Financial Supervisory Service to measure the VaR using the Historical Simulation Method based on a 99% confidence level and a
10-day
retention period, and calculates equity capital required for market risk for calculating the BIS ratio. For internal management purposes, limit management is performed on a daily basis measuring VaR based on a 99% confidence and 1 day retention period. In addition, Woori Bank perform a daily verification that compares VaR measurement and profit and loss to verify the suitability of the model.

The minimum, maximum and average VaR of the Bank for the year December 31,
2021
and 2022, and the VaR of the Bank as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	For the year ended December 31, 2021			December 31, 2022	For the year ended December 31, 2022
Risk factor		Average	Maximum	Minimum		Average	Maximum	Minimum
Interest rate	4,177	4,681	14,017	2,405	11,800	8,847	11,987	4,298
Stock price	2,972	3,637	6,676	1,609	7,055	6,590	12,448	1,806
Foreign currencies	5,904	6,745	13,144	4,747	17,608	14,002	22,251	5,421
Diversification	(6,072)	(7,300)	(20,006)	(3,627)	(17,354)	(12,725)	(19,640)	(4,201)

Total VaR (*)	6,981	7,763	13,831	5,134	19,109	16,714	27,046	7,324

(*)	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.
b)
Non-trading
activities
From the end of 2019 for the Bank and the beginning of 2021 for non-banking
subsidiaries, the Bank and its subsidiaries manage and measure interest risk for non-trading
activities through ΔNII(Change in Net Interest Income) and ΔEVE(Change in Economic Value of Equity) in accordance with IRRBB(Interest Rate Risk in the Banking Book).
ΔNII represents a change in net interest income that may occur over a certain period (e.g. one year) due to changes in interest rates, and ΔEVE indicates the economic value changes in equity capital that could be caused by changes in interest rates affecting the present value of asset, liabilities, and off-balance
accounts.
ΔEVE and ΔNII calculated on interest risk in banking book(IRRBB) basis for assets and liabilities by subsidiary as of December 31, 2021 and 2022 are as follows(Unit: Korean Won in millions):

	December 31, 2021		December 31, 2022
	Δ EVE (*1)	Δ NII (*2)	Δ EVE (*1)	Δ NII (*2)
Woori Bank	920,290	195,186	411,447	448,509
Woori Card Co., Ltd.	126,576	59,114	139,005	185,637
Woori Financial Capital Co., Ltd.	58,794	1,384	43,098	13,814
Woori Investment Bank Co., Ltd.	17,607	5,556	26,311	8,229
Woori Asset Trust Co., Ltd.	820	1,709	1,137	6,736
Woori Asset Management Corp.	1,411	504	913	1,299
Woori Savings Bank	15,175	949	6,618	10,348
Woori Private Equity Asset Management Co., Ltd.	32	59	547	886
Woori Global Asset Management Co., Ltd.	246	143	251	538
Woori Financial F&I Co., Ltd.	—	—	26,069	219

(*1)	ΔEVE: change in Economic Value of Equity
(*2)	ΔNII: change in Net Interest Income

At the interest rate
re-pricing
date, cash flows (both principal and interest) of interest bearing assets and liabilities, which is the basis of non-trading
position interest rate risk management are as follows: (Unit: Korean Won in millions):

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	205,915,030	58,661,091	14,461,769	12,840,318	62,337,321	5,204,605	359,420,134
Financial assets at FVTPL	1,725,063	52,361	49,843	17,817	223,107	13,501	2,081,692
Financial assets at FVTOCI	5,489,649	4,741,319	3,915,011	4,139,102	19,962,071	634,111	38,881,263
Securities at amortized cost	1,297,865	847,134	813,405	949,475	11,990,559	2,116,986	18,015,424

Total	214,427,607	64,301,905	19,240,028	17,946,712	94,513,058	7,969,203	418,398,513

Liability:
Deposits due to customers	145,744,829	47,792,440	33,334,918	28,615,157	62,635,705	59,155	318,182,204
Borrowings	11,422,868	4,168,941	1,788,597	1,540,533	5,119,291	428,660	24,468,890
Debentures	8,325,421	3,035,764	3,203,743	3,174,902	25,036,943	3,342,284	46,119,057

Total	165,493,118	54,997,145	38,327,258	33,330,592	92,791,939	3,830,099	388,770,151

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Asset:
Loans and other financial assets at amortized cost	224,863,400	56,669,335	15,469,920	15,108,779	59,454,649	5,963,926	377,530,009
Financial assets at FVTPL	1,888,996	119,725	1,364	4,670	71,620	13,129	2,099,504
Financial assets at FVTOCI	6,093,805	4,224,460	3,014,625	3,550,982	15,409,527	584,203	32,877,602
Securities at amortized cost	2,749,432	1,806,804	1,768,936	1,427,736	20,126,354	2,100,203	29,979,465

Total	235,595,633	62,820,324	20,254,845	20,092,167	95,062,150	8,661,461	442,486,580

Liability:
Deposits due to customers	167,237,029	49,107,093	33,506,265	40,006,233	55,855,781	69,861	345,782,262
Borrowings	14,829,024	4,159,096	1,542,340	1,183,331	6,654,602	472,325	28,840,718
Debentures	9,068,737	4,905,727	4,633,137	4,962,350	19,621,659	3,298,581	46,490,191

Total	191,134,790	58,171,916	39,681,742	46,151,914	82,132,042	3,840,767	421,113,171

2) Currency risk
Currency risk arises from the financial instruments denominated in foreign currencies other than the functional currency. Therefore, no currency risk arises from non-monetary
items or financial instruments denominated in the functional currency.
Financial instruments in foreign currencies exposed to currency risk as of December 31, 2021 and 2022 are as follows (Unit: USD in millions, JPY in millions, CNY in millions, EUR in millions, and Korean Won in millions):

	December 31, 2021
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	3,176	3,765,800	32,829	338,222	1,236	230,188	94	125,513	971,774	5,431,497
Loans and other financial assets at amortized cost	28,771	34,107,769	147,981	1,504,891	23,733	4,420,551	2,329	3,126,363	5,604,781	48,764,355
Financial assets at FVTPL	468	556,296	14,618	150,596	—	—	327	438,662	71,369	1,216,923
Financial assets at FVTOCI	3,195	3,787,466	—	—	3,899	726,310	33	44,638	741,348	5,299,762
Securities at amortized cost	240	283,935	—	—	499	92,917	29	39,142	138,422	554,416

Total	35,850	42,501,266	195,428	1,993,709	29,367	5,469,966	2,812	3,774,318	7,527,694	61,266,953

Liability
Financial liabilities at FVTPL	274	324,420	16,384	168,798	—	—	239	321,354	203,523	1,018,095
Deposits due to customers	19,803	23,476,384	219,514	2,261,520	26,342	4,906,441	1,640	2,201,233	4,798,322	37,643,900
Borrowings	5,766	6,835,191	31,601	325,745	—	—	349	469,124	1,395,597	9,025,657
Debentures	3,566	4,228,055	—	—	—	—	—	—	341,621	4,569,676
Other financial liabilities	2,739	3,247,454	10,673	109,958	2,658	495,125	335	449,897	211,392	4,513,826

Total	32,148	38,111,504	278,172	2,866,021	29,000	5,401,566	2,563	3,441,608	6,950,455	56,771,154

Off-balance accounts	8,047	9,540,185	32,777	337,685	2,533	471,852	598	803,357	1,250,186	12,403,265

	December 31, 2022
	USD		JPY		CNY		EUR		Others	Total
	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Foreign currency	Korean Won equivalent	Korean Won equivalent	Korean Won equivalent
Asset
Cash and cash equivalents	9,041	11,457,194	64,824	617,888	1,542	279,779	484	653,870	1,022,909	14,031,640
Loans and other financial assets at amortized cost	24,361	30,872,442	116,298	1,108,529	24,637	4,470,059	2,510	3,391,155	4,952,002	44,794,187
Financial assets at FVTPL	970	1,229,059	25,416	242,260	—	—	358	484,172	176,057	2,131,548
Financial assets at FVTOCI	3,307	4,191,383	—	—	3,999	725,511	2	2,573	725,271	5,644,738
Securities at amortized cost	576	729,811	—	—	3,540	642,214	69	93,250	206,497	1,671,772

Total	38,255	48,479,889	206,538	1,968,677	33,718	6,117,563	3,423	4,625,020	7,082,736	68,273,885

Liability
Financial liabilities at FVTPL	415	526,553	26,766	255,128	—	—	322	434,590	274,895	1,491,166
Deposits due to customers	24,569	31,135,881	227,260	2,166,196	28,125	5,102,886	2,108	2,847,863	5,008,487	46,261,313
Borrowings	6,894	8,737,229	44,365	422,876	1,023	185,652	431	582,034	2,179,085	12,106,876
Debentures	4,174	5,289,246	—	—	—	—	195	263,187	339,188	5,891,621
Other financial liabilities	3,040	3,852,255	8,685	82,783	4,295	779,233	380	513,285	200,249	5,427,805

Total	39,092	49,541,164	307,076	2,926,983	33,443	6,067,771	3,436	4,640,959	8,001,904	71,178,781

Off-balance accounts	6,698	8,488,374	34,512	328,964	1,141	207,012	787	1,063,680	868,470	10,956,500

3) Interest Rate Benchmark Reform Risk Management
The Group closely monitors the outputs and markets of various industrial working groups that manage the transition to new interest rate benchmark, which includes announcements by LIBOR regulators.
A fundamental shift in interest rate indicators (hereinafter referred to as “interest rate benchmark reform”) is taking place around the world, and some Interbank Offered Rates (“IBORs”) are being replaced by new risk-free rates. In particular, for the case of LIBOR, except for USD LIBOR for overnight rate, 1, 3, 6, and 12 month rates, all of the calculations were suspended as of December 31, 2021, and the aforementioned 5 USD LIBORs will also be suspended as of June 30, 2023.
The Group established a LIBOR-related response plan consisting of the business flow of risk management, accounting, tax, law, computerization and customer management. The purpose of the plan is to identify the impact and risks associated with interest rate benchmark reform within the business, and to prepare and implement an action plan to ensure a smooth transition to alternative interest rates. The Group aims to close the response plan in line with the supervisory authority’s response guidelines.

<Woori Bank>
The details of Woori Bank’s financial instruments that have not completed the conversion to the LIBOR-related interest rates benchmark at the end of the year are as follows:
Non-derivative
financial instrument is presented at the carrying amount, while the derivative financial instrument is presented at the nominal amount
.

		December 31.2022
		USD (*1)
		Total Amount (*2)	Interest Rate Provision
Non-derivative financial assets	Financial assets at FVTOCI	514,935	355,247
	Financial assets at amortized cost	4,214,876	3,237,567

	Total	4,729,811	3,592,814

Non-derivative financial liabilities	Financial liabilities at amortized cost	89,326	89,326

Derivatives	Interest rate(trading)	26,210,037	26,208,438
	Currency(trading)	33,886,969	33,598,769
	Interest rate(hedging)	2,344,505	2,344,505

	Total	62,441,511	62,151,712

(*1)	Financial instruments related to USD Libor (overnight rate, 1, 3, 6, 12 month rates) that are expired before June 30, 2023 are excluded.
(*2)	For contracts that do not have an interest rate alternative clause, The Group is in the process of negotiating to add an interest rate alternative clause.
The KRW CD rates are planned to be replaced by the Korea Overnight Financing Repo Rate (KOFR) in the long run, but when the CD rates will be ceased or the policy response directions to activate alternative rates are not clear.
< Woori Card Co., Ltd. >
The hedging relationship in which Woori Card applies cash flow risk hedge is affected by interest rate indicators related to interest rate benchmark reform. The interest rate benchmarks for which the hedging relationship is exposed are USD 1M LIBOR and USD 3M LIBOR. The nominal amounts of hedging instruments associated with 1M LIBOR and 3M LIBOR among the hedging relationships of Woori Card are USD 270,000,000 and USD 100,000,000, respectively. Woori Card is closely monitoring market and industry discussions regarding applicable alternative benchmark interest rates for exposed interest rate benchmarks, and believes that this uncertainty will no longer appear when exposed interest benchmarks are replaced by applicable interest rates.
<Woori Financial Capital Co., Ltd.>
The hedging relationship in which Woori Financial Capital applies cash flow risk hedge accounting is affected by interest rate benchmarks related to interest rate benchmark reform. The interest rate benchmark with the corresponding hedging relationship exposed is the KRW 3M CD. The nominal amount of the hedging instrument associated with the KRW 3M CD of Woori Financial Capital’s hedging relationship is KRW 40 billion. Woori Financial Capital is closely watching market and industry discussions regarding applicable alternative benchmark interest rates for exposed interest rate benchmarks, and believes that this uncertainty will no longer appear when exposed interest benchmarks are replaced by applicable interest rates.

(3) Liquidity risk
Liquidity risk refers to the risk that the Group may encounter difficulties in meeting obligations from its financial liabilities.
1) Liquidity risk management
Liquidity risk management is to prevent potential cash shortages as a result of mismatching maturity of assets and liabilities or unexpected cash outflows. The the consolidated financial liabilities that are relevant to liquidity risk are incorporated within the scope of risk management. Derivatives instruments are excluded from those financial liabilities as they reflect expected cash flows for a pre-determined
period.
Assets and liabilities are grouped by account under Asset Liability Management (“ALM”) in accordance with the characteristics of the account. The Group manages liquidity risk by identifying the maturity gap and such gap ratio through various cash flows analysis (i.e. based on remaining maturity and contract period, etc.), while maintaining the gap ratio at or below the target limit.
The information on early repayment related to asset securitization is described in NOTE 40. CONTINGENT LIABILITIES AND COMMITMENTS (4) 3).

2)	Maturity analysis of non-derivative financial liabilities

a)	Cash flows of principals and interests by remaining contractual maturities of non-derivative financial liabilities as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	100,976	10,397	91,785	107,230	—	—	310,388
Deposits due to customers	224,881,863	32,559,199	20,290,566	31,768,748	9,213,279	1,615,198	320,328,853
Borrowings	9,477,536	4,366,223	2,415,548	2,494,732	5,800,815	440,506	24,995,360
Debentures	3,068,600	4,201,926	5,316,672	5,371,869	24,982,746	3,342,284	46,284,097
Lease liabilities	41,731	53,245	30,148	25,494	156,228	38,275	345,121
Other financial liabilities	17,614,313	290,584	12,190	11,894	610,514	1,999,198	20,538,693

Total	255,185,019	41,481,574	28,156,909	39,779,967	40,763,582	7,435,461	412,802,512

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	35,161	—	—	—	—	12,113	47,274
Deposits due to customers	228,890,427	36,851,103	24,091,740	42,652,679	14,999,516	1,522,830	349,008,295
Borrowings	8,969,648	5,734,715	3,210,812	3,156,211	7,457,240	484,909	29,013,535
Debentures	6,348,064	6,841,379	5,211,032	5,214,942	19,621,659	3,298,581	46,535,657
Lease liabilities	68,279	36,724	35,136	29,646	151,379	33,007	354,171
Other financial liabilities	14,409,376	113,049	19,370	20,315	765,870	3,037,563	18,365,543

Total	258,720,955	49,576,970	32,568,090	51,073,793	42,995,664	8,389,003	443,324,475

b)	Cash flows of principals and interests by expected maturities of non-derivative financial liabilities as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	100,976	10,397	91,785	107,230	—	—	310,388
Deposits due to customers	230,823,884	33,705,990	20,107,790	27,331,774	7,871,688	89,643	319,930,769
Borrowings	9,477,536	4,366,223	2,415,548	2,494,732	5,800,815	440,506	24,995,360
Debentures	3,068,600	4,201,926	5,316,672	5,371,869	24,982,746	3,342,284	46,284,097
Lease liabilities	41,716	53,260	30,216	25,653	162,092	41,814	354,751
Other financial liabilities	17,614,313	290,584	12,190	11,894	610,514	1,999,198	20,538,693

Total	261,127,025	42,628,380	27,974,201	35,343,152	39,427,855	5,913,445	412,414,058

	December 31, 2022
	Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
Financial liabilities at FVTPL	35,161	—	—	—	—	12,113	47,274
Deposits due to customers	242,132,680	41,113,768	24,269,363	29,670,943	10,490,993	56,013	347,733,760
Borrowings	8,969,648	5,734,715	3,210,812	3,156,211	7,457,240	484,909	29,013,535
Debentures	6,348,064	6,841,379	5,211,032	5,214,942	19,621,659	3,298,581	46,535,657
Lease liabilities	68,344	36,729	35,377	29,948	157,361	38,584	366,343
Other financial liabilities	14,409,376	113,049	19,370	20,315	765,870	3,037,563	18,365,543

Total	271,963,273	53,839,640	32,745,954	38,092,359	38,493,123	6,927,763	442,062,112

3) Maturity analysis of derivative financial liabilities
Derivatives held for trading purpose are not managed in accordance with their contractual maturity, since the Group holds such financial instruments with the purpose of disposing or redemption before their maturity. As such, those derivatives are incorporated as “within 3 months” in the table below. Derivatives designated for hedging purpose are estimated by offsetting cash inflows and cash outflows.
The cash flow by the maturity of derivative financial liabilities as of December 31, 2021 and 2022 is as follows (Unit: Korean Won in millions):

		Remaining maturity
		Within 3 months	4 to 6 months	7 to 9 months	10 to 12 months	1 to 5 years	Over 5 years	Total
December 31, 2021	Cash flow risk hedge	246	(206)	(502)	(717)	(2,744)	(4,053)	(7,976)
	Fair value risk hedge	(1,656)	598	(940)	1,392	21,552	—	20,946
	Trading purpose	4,566,443	—	—	—	—	—	4,566,443
December 31, 2022	Cash flow risk hedge	856	905	915	1,255	50,682	—	54,613
	Fair value risk hedge	25,048	16,175	31,974	18,540	118,027	(3,615)	206,149
	Trading purpose	8,905,125	—	—	—	—	—	8,905,125

4) Maturity analysis of
off-balance
accounts (Payment guarantees, commitments, and etcs)
A payment guarantee represents an irrevocable undertaking that the Group should meet a customer’s obligations to third parties if the customer fails to do so. The loan commitment represents the limit if the Group has promised a credit to the customer. Loan commitments include commercial standby facilities and credit lines, liquidity facilities to commercial paper conduits and utilized overdraft facilities. The maximum limit to be paid by the Group in accordance with guarantees and loan commitment only applies to principal amounts. There are contractual maturities for payment guarantees, such as financial guarantees for debentures issued or loans, unused loan commitments, and other credits, however, under the terms of the guarantees and unused loan commitments, funds should be paid upon demand from the counterparty. Details of off-balance
accounts as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Payment guarantees	12,987,809	11,921,586
Loan commitments	114,414,462	118,172,070
Other commitments	3,427,331	4,602,429
(4) Operational risk
The Group defines the operational risk that could cause a negative effect on capital resulting from inadequate internal process, labor work and systematic problem or external factors.
1) Operational risk management
The Group has established and operated an operating risk management system to strengthen external competitiveness, reduce risk capital volume, enhance operational risk management capacity and prevent accidents through compliance with Basel II, and has obtained approval from the Financial Supervisory Service for “Advanced Measurement Approaches” (AMA) based on self-compliance verification and independent third-party inspection results.
2) Operational risk measurement
The Group is applying the basic indicator method for the purpose of calculating the regulatory capital of operation risk, and the Bank is applying the Advanced Measurement Approaches. The Bank applies AMA using internal and external loss data, business environment and internal control factors, and scenario analysis.
(5) Capital management
The Group complies with the standard of capital adequacy provided by financial regulatory authorities. The capital adequacy standard is based on Basel III published by Basel Committee on Banking Supervision in Bank for International Settlement and was implemented in Korea in December 2013. The capital adequacy ratio is calculated by dividing own capital by asset (weighted with a risk premium – risk weighted assets) based on the consolidated financial statements of the Group.
According to the above regulations, the Group is required to meet the following minimum requirements: Tier 1 common capital ratio of 8.0%, a Tier 1 capital ratio of 9.5%, and a total capital ratio of 11.5% as of December 31, 2021 and 2022

Details of the Group’s capital adequacy ratio as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

Details	December 31, 2021	December 31, 2022
Tier 1 capital	21,994,047	23,757,296
Other Tier 1 capital	3,590,212	4,208,994
Tier 2 capital	3,395,989	3,437,735

Total risk-adjusted capital	28,980,248	31,404,025

Risk-weighted assets for credit risk	171,199,840	182,028,062
Risk-weighted assets for market risk	6,388,428	6,759,527
Risk-weighted assets for operational risk	14,914,801	16,519,885

Total risk-weighted assets	192,503,069	205,307,474

Common Equity Tier 1 ratio	11.43%	11.57%

Tier 1 capital ratio	13.29%	13.62%

Total capital ratio	15.05%	15.30%